Notional Amounts of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2011 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Designated derivative financial instruments										$ 4,193	¥ 344,623	¥ 617,472	$ 4,193	¥ 344,623	¥ 617,472
Undesignated derivative financial instruments	$ 155,825	¥ 12,807,293	¥ 12,637,230	$ 129,063	¥ 10,607,666	¥ 11,460,275	$ 26,762	¥ 2,199,627	¥ 1,176,955